Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [Line Items]
Applicable tax rate	20.00%	20.00%	17.00%
Unappropriated earnings [Member]
Income tax [Line Items]
Applicable tax rate		5.00%	10.00%
China [Member]
Income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%